Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Discontinued operations
During the years ended December 31, 2012 and 2011, the Company ceased operations in certain geographic markets due to declines in residential home building throughout the U.S. and other strategic reasons. The Company will have no further significant continuing involvement in the sold operations and exited geographic markets. The cessation of operations in these markets has been treated as discontinued operations as the markets had distinguishable cash flows and operations that have been eliminated from ongoing operations. To determine if cash flows have been (or will be) eliminated from ongoing operations, we evaluate a number of qualitative and quantitative factors, including, but not limited to, proximity of a closing store to any remaining open stores and the potential sales migration from the closed store to any stores remaining open.
The operating results of the discontinued operations for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year ended December 31,
	2013	2012	2011
Net sales	$—	$1,103	$14,670
Restructuring charges	(31)	(55)	(1,033)
Income from discontinued operations before income taxes	644	101	456
Income tax expense	(243)	(52)	(658)
Net income (loss)	401	49	(202)
The assets and liabilities of discontinued operations reflected on the consolidated balance sheets at December 31, 2013 and 2012 are as follows:

	2013	2012
Inventories, net	$—	$20
Real estate held for sale	700	700
Prepaid expenses and other current assets	8	35
Current assets of discontinued operations	708	755
Property and equipment, net of accumulated depreciation	—	28
Noncurrent assets of discontinued operations	—	28
Accounts payable	—	2
Accrued expenses and other liabilities	37	167
Restructuring reserve	295	277
Current liabilities of discontinued operations	332	446
Long-term restructuring reserve	89	384
Other long-term liabilities	—	4
Noncurrent liabilities of discontinued operations	$89	$388